Property and Equipment, Net	12 Months Ended
Dec. 29, 2012
Property and Equipment, Net

4. PROPERTY AND EQUIPMENT, NET

Property and equipment consist of the following (dollars in thousands):

	December 29, 2012	December 31, 2011
Land	$10,301	$9,973
Land improvements	9,438	9,440
Buildings	57,576	57,465
Leasehold improvements	109,928	93,989
Equipment	199,397	174,372
IT software and equipment	39,223	36,363

Total at cost	425,863	381,602
Accumulated depreciation	(212,143)	(170,559)

	213,720	211,043
Property, equipment and automobiles under capital leases, net of accumulated depreciation	136,929	147,220

Property and equipment, net	$350,649	$358,263

Included in property and equipment are the following assets under capital leases (dollars in thousands):

	December 29, 2012	December 31, 2011
Land	$48,829	$48,829
Building	148,633	145,829
Equipment	8,841	8,116
Automobiles	3,401	2,634

Total at cost	209,704	205,408
Accumulated depreciation	(72,775)	(58,188)

Capital lease assets, net	$136,929	$147,220

Depreciation expense was $60.8 million, $58.4 million and $67.0 million during Fiscal 2012, Fiscal 2011 and Fiscal 2010, respectively. Depreciation expense includes $16.3 million, $16.0 million and $15.9 million related to assets under capital leases during Fiscal 2012, Fiscal 2011 and Fiscal 2010, respectively.